UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5440

MFS INTERMEDIATE INCOME TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Intermediate Income Trust

1/31/09
Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT®

MFS Intermediate Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09

Issuer	Shares/Par	Value ($)
Bonds – 98.6%
Agency - Other – 0.0%
Small Business Administration, 7.64%, 2010	$97,034	$99,881

Alcoholic Beverages – 0.5%
Anheuser-Busch Companies, Inc., 7.75%, 2019 (z)	$4,080,000	$4,138,854

Asset Backed & Securitized – 3.0%
Commercial Mortgage Acceptance Corp., FRN, 1.701%, 2030 (i)	$13,433,687	$587,593
Credit Suisse Mortgage Capital Certificate, 5.695%, 2017	2,000,000	1,221,418
Daimler Chrysler Auto Trust, “A2B”, FRN, 1.35%, 2011	2,916,828	2,785,370
Falcon Franchise Loan LLC, FRN, 3.258%, 2023 (i)(n)	10,286,129	555,451
Ford Credit Auto Owner Trust, 1.533%, 2010	2,731,405	2,646,526
Ford Credit Auto Owner Trust, FRN, 0.663%, 2010	434,155	425,686
Greenwich Capital Commercial Funding Corp., FRN, 5.913%, 2038	2,000,000	1,387,704
JPMorgan Chase Commercial Mortgage Securities Corp., 5.429%, 2043	2,000,000	1,345,000
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.35%, 2043	4,380,726	2,114,261
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 2043	3,000,000	2,131,791
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.466%, 2047	2,500,000	1,091,749
Multi-Family Capital Access One, Inc., 6.65%, 2024	845,298	844,482
Nationslink Funding Corp., 5%, 2031 (z)	2,447,411	2,400,356
Nationstar Home Equity Loan Trust, 0.519%, 2036	875,929	753,476
PNC Mortgage Acceptance Corp., FRN, 7.1%, 2032 (z)	2,000,000	1,701,398
Wachovia Bank Commercial Mortgage Trust, FRN, 5.418%, 2045	2,000,000	1,442,764

		$23,435,025

Building – 0.5%
CRH America, Inc., 6.95%, 2012	$3,275,000	$2,847,445
CRH PLC, 8.125%, 2018	1,160,000	880,903

		$3,728,348

Cable TV – 0.7%
Comcast Corp., 5.45%, 2010	$2,500,000	$2,539,848
Time Warner Cable, Inc., 5.4%, 2012	2,670,000	2,588,212

		$5,128,060

Chemicals – 0.4%
PPG Industries, Inc., 5.75%, 2013	$3,265,000	$3,305,235

Conglomerates – 1.1%
Eaton Corp., 4.9%, 2013	$2,310,000	$2,295,759
Ingersoll-Rand Global Holding Co. Ltd., 6%, 2013	4,460,000	4,337,903
Textron Financial Corp., 5.125%, 2010	2,600,000	2,080,772

		$8,714,434

Consumer Goods & Services – 1.6%
Clorox Co., 5%, 2013	$2,750,000	$2,774,085
Procter & Gamble Co., 4.6%, 2014	3,060,000	3,239,108
Royal Philips Electronics N.V., 4.625%, 2013	3,290,000	3,160,654
Western Union Co., 5.4%, 2011	3,000,000	2,963,511

		$12,137,358

Emerging Market Quasi-Sovereign – 1.0%
Corporacion Nacional del Cobre de Chile, 4.75%, 2014 (n)	$1,312,000	$1,215,079
Corporacion Nacional del Cobre de Chile, 4.75%, 2014	1,239,000	1,147,471
Pemex Project Funding Master Trust, 5.75%, 2018	1,863,000	1,583,550
Pemex Project Funding Master Trust, 6.625%, 2035	1,059,000	840,430
Petroleos Mexicanos, 8%, 2019 (n)	1,773,000	1,768,567
Petronas Capital Ltd., 7.875%, 2022	1,158,000	1,234,853

		$7,789,950

MFS Intermediate Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Emerging Market Sovereign – 1.0%
Federative Republic of Brazil, 8%, 2018		$183,000	$196,359
Republic of Argentina, FRN, 3.127%, 2012		689,600	400,600
Republic of Panama, 9.375%, 2029		1,486,000	1,668,035
State of Israel, 5.125%, 2014		5,000,000	5,287,890
United Mexican States, 8.3%, 2031		279,000	304,110

			$7,856,994

Energy - Independent – 0.3%
XTO Energy, Inc., 5.75%, 2013		$2,666,000	$2,631,403

Energy - Integrated – 1.4%
BP Capital Markets PLC, 5.25%, 2013		$3,150,000	$3,346,270
ConocoPhillips, 5.75%, 2019		5,800,000	5,826,158
Hess Corp., 8.125%, 2019		1,230,000	1,256,659
Petro-Canada, 6.05%, 2018		904,000	745,185

			$11,174,272

Financial Institutions – 1.2%
General Electric Capital Corp., 4.8%, 2013		$2,120,000	$2,067,498
HSBC Finance Corp., 4.125%, 2009		3,571,000	3,554,591
NYSE Euronext, Inc., 4.8%, 2013		4,000,000	3,889,852

			$9,511,941

Food & Beverages – 2.6%
Brown-Forman Corp., 5.2%, 2012		$4,600,000	$4,676,783
Diageo Capital PLC, 5.125%, 2012		3,900,000	4,003,771
Diageo PLC, FRN, 1.587%, 2009		1,570,000	1,563,960
Dr Pepper Snapple Group, Inc., 6.82%, 2018		560,000	529,865
General Mills, Inc., 5.65%, 2019		960,000	979,166
Kraft Foods, Inc., 4.125%, 2009		3,050,000	3,056,408
Kraft Foods, Inc., 6.75%, 2014		1,390,000	1,505,934
Kraft Foods, Inc., 6.125%, 2018		1,310,000	1,336,926
SABMiller PLC, 6.2%, 2011 (z)		2,800,000	2,802,120

			$20,454,933

Food & Drug Stores – 0.3%
CVS Caremark Corp., FRN, 2.502%, 2010		$2,680,000	$2,555,945

Industrial – 0.6%
Duke University Taxable Bonds, “A”, 4.2%, 2014		$1,900,000	$1,937,886
Princeton University, 4.95%, 2019		2,860,000	2,871,154

			$4,809,040

Insurance – 1.4%
ING Groep N.V., 5.775% to 2015, FRN to 2049		$150,000	$57,735
Jackson National Life Global Funding, 5.375%, 2013 (n)		5,000,000	4,633,545
Metropolitan Life Global Funding, 5.125%, 2013 (n)		230,000	220,131
New York Life Global Funding, 4.65%, 2013 (n)		6,000,000	5,918,826

			$10,830,237

International Market Quasi-Sovereign – 5.4%
Canada Housing Trust, 4.6%, 2011 (n)	CAD	3,148,000	$2,735,147
Commonwealth Bank of Australia, 2.4%, 2012 (z)		$2,410,000	2,403,589
Eksportfinans A.S.A., 5.125%, 2011		3,780,000	3,903,247
Eksportfinans A.S.A., 1.6%, 2014	JPY	350,000,000	3,846,657
Electricité de France, 5.5%, 2014 (z)		$4,750,000	4,935,644
KfW Bankengruppe, 5.25%, 2009		7,470,000	7,552,656
KfW Bankengruppe, 4.875%, 2009		2,800,000	2,857,775
Landwirtschaftliche Rentenbank, 5.25%, 2012		8,360,000	9,092,186
National Australia Bank Ltd., 2.55%, 2012 (z)		2,410,000	2,413,784
Westpac Banking Corp., 3.25%, 2011 (z)		2,400,000	2,430,483

			$42,171,168

MFS Intermediate Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
International Market Sovereign – 31.6%
Federal Republic of Germany, 3.75%, 2015	EUR	9,517,000	$12,839,078
Government of Australia, 6.25%, 2015	AUD	3,537,000	2,582,588
Government of Canada, 4.5%, 2015	CAD	4,214,000	3,845,677
Government of Canada, 5.75%, 2033	CAD	704,000	744,360
Government of Japan, 1.5%, 2012	JPY	2,977,000,000	34,172,123
Government of Japan, 1.3%, 2014	JPY	2,181,000,000	24,922,444
Government of Japan, 1.7%, 2017	JPY	2,598,000,000	30,436,524
Kingdom of Denmark, 4%, 2015	DKK	7,677,000	1,353,929
Kingdom of Netherlands, 3.75%, 2014	EUR	3,250,000	4,266,872
Kingdom of Spain, 5.35%, 2011	EUR	9,594,000	13,126,481
Kingdom of Sweden, 4.5%, 2015	SEK	9,300,000	1,228,546
Province of Ontario, 5%, 2011		$5,000,000	5,250,605
Province of Ontario, 2.625%, 2012		1,300,000	1,292,399
Province of Ontario, 4.75%, 2016		6,000,000	6,192,108
Republic of Austria, 4.65%, 2018	EUR	11,660,000	15,539,331
Republic of France, 4.75%, 2012	EUR	5,214,000	7,197,334
Republic of France, 5%, 2016	EUR	17,548,000	24,801,582
Republic of Ireland, 4.6%, 2016	EUR	17,379,000	21,471,022
United Kingdom Treasury, 5%, 2012	GBP	9,457,000	14,838,766
United Kingdom Treasury, 8%, 2015	GBP	10,364,000	19,079,579

			$245,181,348

Machinery & Tools – 0.1%
Atlas Copco AB, 5.6%, 2017 (n)		$510,000	$458,316

Major Banks – 2.0%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049		$2,000,000	$859,580
Bank of America Corp., 4.9%, 2013		4,300,000	4,105,464
Credit Suisse (USA), Inc., 5.125%, 2015		2,000,000	1,839,048
Goldman Sachs Group, Inc., 7.5%, 2019		1,427,000	1,416,297
Merrill Lynch & Co., Inc., 6.15%, 2013		2,190,000	2,113,420
Morgan Stanley, 6.625%, 2018		1,532,000	1,401,953
Natixis S.A., 10% to 2018, FRN to 2049 (n)		3,250,000	1,684,991
SG Capital Trust I, 7.875% to 2010, FRN to 2049	EUR	375,000	240,075
Wells Fargo & Co., FRN, 1.453%, 2011		$2,250,000	2,150,174

			$15,811,002

Metals & Mining – 0.4%
Rio Tinto Finance USA Ltd., 5.875%, 2013		$3,690,000	$3,246,178

Mortgage Backed – 17.7%
Fannie Mae, 4.56%, 2010		$1,377,412	$1,374,504
Fannie Mae, 6.022%, 2010		6,800,000	7,190,381
Fannie Mae, 4.507%, 2011		5,193,560	5,029,626
Fannie Mae, 4.845%, 2013		2,008,781	2,050,093
Fannie Mae, 4.609%, 2014		2,907,918	2,934,307
Fannie Mae, 4.848%, 2014		3,355,494	3,414,443
Fannie Mae, 5.412%, 2014		1,917,724	1,998,650
Fannie Mae, 4.62%, 2015		941,273	944,456
Fannie Mae, 4.921%, 2015		1,887,680	1,920,642
Fannie Mae, 4%, 2016		2,433,684	2,460,061
Fannie Mae, 5.395%, 2016		1,352,935	1,395,685
Fannie Mae, 5.423%, 2016		2,409,717	2,505,365
Fannie Mae, 6%, 2016 - 2034		15,019,531	15,521,252
Fannie Mae, 5.32%, 2017		1,033,796	1,061,150
Fannie Mae, 5.5%, 2017 - 2035		18,883,634	19,401,422
Fannie Mae, 5%, 2018 - 2025		8,181,233	8,373,228
Fannie Mae, 4.5%, 2019		7,351,059	7,481,287

MFS Intermediate Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage Backed – continued
Fannie Mae, 6.5%, 2031	4,767,139	5,034,269
Freddie Mac, 5.5%, 2017 - 2026	12,318,611	12,688,722
Freddie Mac, 6%, 2017 - 2034	1,919,734	2,000,725
Freddie Mac, 5%, 2019 - 2027	16,010,157	16,288,910
Freddie Mac, 4%, 2024	829,585	834,141
Ginnie Mae, 6%, 2033 - 2036	5,439,586	5,607,221
Ginnie Mae, 5.612%, 2058	4,622,660	4,668,886
Ginnie Mae, 6.36%, 2058	4,469,452	4,593,061

		$136,772,487

Natural Gas - Pipeline – 0.1%
Enterprise Products Operating LP, 5.65%, 2013	$376,000	$359,088
TransCapitalInvest Ltd., 5.67%, 2014	104,000	77,979

		$437,067

Network & Telecom – 2.5%
AT&T, Inc., 2.958%, 2010	$3,620,000	$3,549,468
AT&T, Inc., 4.95%, 2013	2,700,000	2,752,029
British Telecommunications PLC, 5.15%, 2013	943,000	869,586
Deutsche Telekom International Finance B.V., 8.5%, 2010	2,330,000	2,466,971
France Telecom S.A., 7.75%, 2011	2,330,000	2,463,523
Telecom Italia Capital, 4.875%, 2010	3,000,000	2,872,140
Verizon Communications, Inc, 5.25%, 2013	3,260,000	3,319,642
Verizon Communications, Inc., 8.75%, 2018	1,060,000	1,234,646

		$19,528,005

Other Banks & Diversified Financials – 2.1%
American Express Centurion Bank, 5.2%, 2010	$2,510,000	$2,426,911
Citigroup, Inc., 5.5%, 2013	8,000,000	7,318,192
Eurohypo AG, 5.125%, 2016	3,140,000	3,066,964
RSHB Capital S.A., 7.125%, 2014 (n)	200,000	152,000
Swedbank AB, 9% to 2010, FRN to 2049 (n)	5,000,000	2,354,030
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	2,000,000	1,065,120

		$16,383,217

Pharmaceuticals – 1.5%
Amgen, Inc., 4%, 2009	$2,430,000	$2,435,514
AstraZeneca PLC, 2.463%, 2009	4,510,000	4,482,309
GlaxoSmithKline Capital, Inc., 4.85%, 2013	2,114,000	2,216,998
Wyeth, 6.95%, 2011	2,220,000	2,370,314

		$11,505,135

Printing & Publishing – 0.1%
Pearson PLC, 5.5%, 2013 (n)	$410,000	$378,967

Railroad & Shipping – 0.4%
Canadian Pacific Railway Co., 6.5%, 2018	$1,880,000	$1,664,330
Norfolk Southern Corp., 6.2%, 2009	1,230,000	1,231,734

		$2,896,064

Real Estate – 0.4%
Kimco Realty Corp., REIT, 6.875%, 2009	$2,680,000	$2,678,941

Retailers – 0.6%
Macy’s Retail Holdings, Inc., 7.875%, 2015	$2,670,000	$2,047,204
Wesfarmers Ltd., 6.998%, 2013 (n)	2,330,000	2,368,037

		$4,415,241

Supermarkets – 0.0%
Kroger Co., 5%, 2013	$303,000	$302,864

MFS Intermediate Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Supranational – 2.7%
Central American Bank, 4.875%, 2012 (n)	$3,800,000	$3,897,660
Corporacion Andina de Fomento, 6.875%, 2012	6,000,000	5,766,912
Corporacion Andina de Fomento, 5.2%, 2013	3,000,000	2,650,137
Inter-American Development Bank, 8.875%, 2009	2,220,000	2,266,653
Inter-American Development Bank, 4.75%, 2012	5,640,000	6,044,794

		$20,626,156

Telecommunications - Wireless – 1.2%
Rogers Communications, Inc., 6.8%, 2018	$4,950,000	$5,148,891
Vodafone Group PLC, 7.75%, 2010	3,680,000	3,804,535

		$8,953,426

Tobacco – 0.6%
Philip Morris International, Inc., 4.875%, 2013	$4,620,000	$4,748,103

U.S. Government Agencies and Equivalents – 6.1%
Aid-Egypt, 4.45%, 2015	$3,963,000	$4,193,052
Bank of America Corp., 2.1%, 2012 (a)	4,320,000	4,276,666
Citigroup, Inc., 2.875%, 2011 (a)	2,520,000	2,569,906
Farmer Mac, 5.5%, 2011 (n)	6,070,000	6,477,558
Freddie Mac, 6.875%, 2010	2,337,000	2,530,328
General Electric Capital Corp., 2.2%, 2012 (a)	1,410,000	1,398,397
Goldman Sachs Group, Inc., 3.25%, 2012 (a)	1,770,000	1,816,436
Small Business Administration, 5.34%, 2021	4,158,563	4,310,523
Small Business Administration, 6.34%, 2021	1,560,800	1,661,216
Small Business Administration, 6.35%, 2021	2,200,920	2,340,860
Small Business Administration, 6.44%, 2021	1,429,736	1,527,463
Small Business Administration, 6.625%, 2021	1,915,406	2,059,268
Small Business Administration, 4.93%, 2024	1,775,848	1,830,190
Small Business Administration, 5.36%, 2025	2,169,675	2,280,485
Small Business Administration, 5.39%, 2025	1,590,707	1,662,588
U.S. Department of Housing & Urban Development, 7.198%, 2009	6,000,000	6,194,994

		$47,129,930

U.S. Treasury Obligations – 1.4%
U.S. Treasury Bonds, 10.625%, 2015	$5,190,000	$7,690,931
U.S. Treasury Notes, 9.875%, 2015 (f)	2,000,000	2,878,906

		$10,569,837

Utilities - Electric Power – 3.4%
Dominion Resources, Inc., 6.4%, 2018	$430,000	$434,661
Duke Energy Corp., 5.65%, 2013	1,800,000	1,761,692
E.ON International Finance B.V., 5.8%, 2018 (n)	7,000,000	6,759,725
EDP Finance B.V., 6%, 2018 (n)	2,240,000	1,950,818
Enel Finance International S.A., 6.25%, 2017 (n)	2,240,000	1,987,075
Exelon Generation Co. LLC, 6.95%, 2011	2,250,000	2,242,305
Georgia Power Co., 6%, 2013	1,350,000	1,464,742
HQI Transelec Chile S.A., 7.875%, 2011	2,926,000	2,916,833
NiSource Finance Corp., 7.875%, 2010	3,500,000	3,326,439
Oncor Electric Delivery Co., 5.95%, 2013 (n)	3,570,000	3,491,496

		$26,335,786

Utilities - Gas – 0.7%
Keyspan Corp., 7.625%, 2010	$3,000,000	$3,119,052
Sempra Energy, 7.95%, 2010	2,290,000	2,353,568

		$5,472,620

Total Bonds		$764,303,768

MFS Intermediate Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

Issuer	Shares/Par	Value ($)
Money Market Funds (v) – 0.2%
MFS Institutional Money Market Portfolio, 0.44%,	1,956,484	$1,956,484

Total Investments		$766,260,252

Other Assets, Less Liabilities – 1.2%		8,945,741

Net Assets – 100.0%		$775,205,993

(a)	The debt is guaranteed under the Federal Deposit Insurance Corporation's (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $49,007,419, representing 6.3% of net assets.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven- day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Anheuser-Busch Companies, Inc., 7.75%, 2019	1/07/09	$4,076,858	$4,138,854
Commonwealth Bank of Australia, 2.4%, 2012	1/08/09	2,406,891	2,403,589
Electricité de France, 5.5%, 2014	1/21/09	4,731,142	4,935,644
National Australia Bank Ltd., 2.55%, 2012	1/06/09	2,406,674	2,413,784
Nationslink Funding Corp., 5%, 2031	3/07/08	2,380,107	2,400,356
PNC Mortgage Acceptance Corp., FRN, 7.1%, 2032	3/25/08	2,000,000	1,701,398
SABmiller PLC, 6.2%, 2011	1/09/09	2,789,892	2,802,120
Westpac Banking Corp., 3.25%, 2011	12/09/08	2,400,000	2,430,483

Total Restricted Securities			$23,226,228
% of Net Assets			3%

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Intermediate Income Trust

Supplemental Information (Unaudited) 1/31/09

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund's assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of January 31, 2009 in valuing the fund's assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$1,956,484	$764,303,768	$—	$766,260,252
Other Financial Instruments	$578,834	$11,921,181	$—	$12,500,015

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$779,323,681

Gross unrealized appreciation	$25,962,031
Gross unrealized depreciation	(39,025,460)

Net unrealized appreciation (depreciation)	$(13,063,429)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 1/31/09

Forward Foreign Currency Exchange Contracts at 1/31/09

Type	Currency	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Appreciation
SELL	AUD	3,751,115	3/06/09	$2,555,269	$2,377,849	$177,420
SELL	CAD	8,620,203	2/19/09	7,189,194	7,028,475	160,719
SELL	DKK	8,078,780	3/06/09	1,497,818	1,385,337	112,481
SELL	EUR	80,009,925	2/19/09	114,530,207	102,419,549	12,110,658
SELL	GBP	21,880,675	2/17/09	32,533,720	31,702,466	831,254
SELL	SEK	9,536,157	2/27/09	1,195,457	1,139,338	56,119

						$13,448,651

Depreciation
BUY	EUR	3,008,179	2/19/09	$4,312,075	$3,850,727	$(461,348)
SELL	JPY	8,167,172,156	2/17/09	89,854,798	90,935,756	(1,080,958)

						$(1,542,306)

MFS Intermediate Income Trust

Supplemental Information (Unaudited) 1/31/09 - Continued

Futures contracts outstanding at 1/31/09

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Note 10 yr (Long)	110	13,493,906	Mar-09	$578,834

Swap Agreements at 1/31/09

Expiration	Notional Amount			Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Credit Default Swaps
12/20/13	USD	2,880,000	(a)	Merrill Lynch International	(1)	2.0% (fixed rate)	$(126,132)
12/20/13	USD	2,050,000		JPMorgan Chase Bank	(2)	0.78% (fixed rate)	100,340
3/20/14	USD	1,820,000		Morgan Stanely Capital Services, Inc.	(3)	1.75% (fixed rate)	40,628

							$14,836

(1)	Fund, as protection buyer, to receive notional amount upon a defined credit event by Aetna, Inc., 6.625%, 6/15/36.

(2)	Fund, as protection buyer, to receive notional amount upon a defined credit event by Arrow Electronic, Inc., 6.875%, 6/01/18.

(3)	Fund, as protection buyer, to receive notional amount upon a defined credit event by Weyerhauser Corp., 7.125%, 7/15/23.

(a)	Net unamortized premiums paid by the fund amounted to $160.

At January 31, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the transactions in securities which the fund assumes to be affiliated issuers during the three months ended January 31, 2009, is set forth below:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	9,945,737	(7,989,253)	1,956,484

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	—	$—	$792	$1,956,484

MFS Intermediate Income Trust

Supplemental Information (Unaudited) 1/31/09 - Continued

(5) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of January 31, 2009, are as follows:

United States	51.4%
Japan	11.6%
United Kingdom	7.3%
Germany	5.8%
France	5.4%
Canada	3.6%
Ireland	2.9%
Austria	2.0%
Australia	2.0%
Other Countries	8.0%

The country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INTERMEDIATE INCOME TRUST

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: March 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: March 18, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 18, 2009

*	Print name and title of each signing officer under his or her signature.